UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

AF		Security
AF	Shares	Description	Value
	Common Stock - 93.5%
	Biotechnology - 8.5%
	6,750	ACADIA Pharmaceuticals, Inc. (a)	$185,423
	2,930	Acceleron Pharma, Inc. (a)	65,134
	2,925	Aegerion Pharmaceuticals, Inc. (a)	250,702
	3,898	Alnylam Pharmaceuticals, Inc. (a)	249,511
	1,235	Intercept Pharmaceuticals, Inc. (a)	85,252
	1,845	Isis Pharmaceuticals, Inc. (a)	69,261
	15,515	NPS Pharmaceuticals, Inc. (a)	493,532
	5,830	Onconova Therapeutics, Inc. (a)	154,320
	6,850	Ophthotech Corp. (a)	203,513
	7,000	Pacira Pharmaceuticals, Inc. (a)	336,630
			2,093,278
	Business Services - 16.3%
	19,015	Bankrate, Inc. (a)	391,139
	220	Benefitfocus, Inc. (a)	10,815
	2,305	CoStar Group, Inc. (a)	387,009
	2,645	Demandware, Inc. (a)	122,543
	4,525	FleetMatics Group PLC (a)	169,914
	4,550	Huron Consulting Group, Inc. (a)	239,375
	6,360	Korn/Ferry International (a)	136,104
	1,845	Medidata Solutions, Inc. (a)	182,526
	9,000	Move, Inc. (a)	152,550
	5,810	On Assignment, Inc. (a)	191,730
	23,830	Responsys, Inc. (a)	393,195
	3,450	Roadrunner Transportation Systems, Inc. (a)	97,428
	22,775	ServiceSource International, Inc. (a)	275,122
	15,505	Tangoe, Inc. (a)	369,949
	3,527	Textura Corp. (a)	151,943
	4,885	Trulia, Inc. (a)	229,742
	10,220	WageWorks, Inc. (a)	515,599
			4,016,683
	Consumer Discretionary - 9.1%
	2,870	Brunswick Corp.	114,542
	2,160	Capella Education Co. (a)	122,170
	1,096	Conn's, Inc. (a)	54,844
	3,825	Deckers Outdoor Corp. (a)	252,144
	2,575	K12, Inc. (a)	79,516
	12,101	LifeLock, Inc. (a)	179,458
	5,050	Lithia Motors, Inc., Class A	368,448
	3,780	Lumber Liquidators Holdings, Inc. (a)	403,137
	5,105	Shutterfly, Inc. (a)	285,267
	3,345	Spirit Airlines, Inc. (a)	114,633
	3,975	The Ryland Group, Inc.	161,147
	6,755	TRI Pointe Homes, Inc. (a)	99,163
			2,234,469
	Energy - 6.0%
	6,195	Athlon Energy, Inc. (a)	202,577
	6,425	Bonanza Creek Energy, Inc. (a)	310,070
	11,980	Carrizo Oil & Gas, Inc. (a)	446,974
	13,950	Kodiak Oil & Gas Corp. (a)	168,237
	14,283	US Silica Holdings, Inc.	355,647
			1,483,505
	Financial Services - 8.7%
	6,745	Encore Capital Group, Inc. (a)	309,326
	5,455	Financial Engines, Inc.	324,245
	9,485	Home Bancshares, Inc.	288,059
	42,960	MGIC Investment Corp. (a)	312,749
	6,825	Regional Management Corp. (a)	217,035
	15,260	The Bancorp, Inc. (a)	270,407
	22,685	Western Alliance Bancorp. (a)	429,427
			2,151,248
	Health-Care - 10.2%
	11,555	Acadia Healthcare Co., Inc. (a)	455,614
	8,690	Akorn, Inc. (a)	171,019
	4,980	Align Technology, Inc. (a)	239,637
	860	athenahealth, Inc. (a)	93,362
	3,045	Centene Corp. (a)	194,758
	9,270	DexCom, Inc. (a)	261,692
	21,805	ExamWorks Group, Inc. (a)	566,712
	3,640	ICON PLC (a)	148,985
	3,200	Insulet Corp. (a)	115,968
	10,640	Volcano Corp. (a)	254,509
			2,502,256
	Industrials - 10.5%
	3,140	Acuity Brands, Inc.	288,943
	1,925	Beacon Roofing Supply, Inc. (a)	70,975
	3,805	Chart Industries, Inc. (a)	468,167
	9,255	Gentherm, Inc. (a)	176,585
	11,330	MasTec, Inc. (a)	343,299
	2,755	Methode Electronics, Inc.	77,140
	895	Middleby Corp. (a)	186,975
	1,825	Polypore International, Inc. (a)	74,770
	2,050	Power Solutions International, Inc. (a)	121,196
	6,405	Proto Labs, Inc. (a)	489,278
	5,075	Swift Transportation Co. (a)	102,464
	11,945	Taser International, Inc. (a)	178,100
			2,577,892
	Retail - 8.0%
	6,550	ANN, Inc. (a)	237,241
	2,040	Buffalo Wild Wings, Inc. (a)	226,889
	3,910	Fiesta Restaurant Group, Inc. (a)	147,251
	8,120	Fifth & Pacific Co., Inc. (a)	204,056
	3,290	Five Below, Inc. (a)	143,937
	13,640	Fox Factory Holding Corp. (a)	262,843
	3,475	hhgregg, Inc. (a)	62,237
	3,475	Kirkland's, Inc. (a)	64,079
	4,855	Red Robin Gourmet Burgers, Inc. (a)	345,190
	1,560	Restoration Hardware Holdings, Inc. (a)	98,826
	9,540	Sonic Corp. (a)	169,335
			1,961,884
	Technology - 16.2%
	23,730	Calix, Inc. (a)	302,083
	8,995	Ciena Corp. (a)	224,695
	4,640	Cognex Corp.	145,510
	1,980	CommVault Systems, Inc. (a)	173,903
	7,015	Cornerstone OnDemand, Inc. (a)	360,852
	12,695	Exar Corp. (a)	170,240
	7,880	Finisar Corp. (a)	178,324
	3,150	FireEye, Inc. (a)	130,820
	3,910	Imperva, Inc. (a)	164,298
	7,525	Infoblox, Inc. (a)	314,696
	8,165	Inphi Corp. (a)	109,656
	16,875	Integrated Device Technology, Inc. (a)	158,963
	10,770	InvenSense, Inc. (a)	189,768
	14,660	Proofpoint, Inc. (a)	470,879
	2,630	QLIK Technologies, Inc. (a)	90,051
	4,795	Rally Software Development Corp. (a)	143,658
	15,895	Ruckus Wireless, Inc. (a)	267,513
	4,410	SPS Commerce, Inc. (a)	295,117
	1,400	Yelp, Inc. (a)	92,652
			3,983,678
	Total Common Stock
	(Cost $19,449,095)		23,004,893
	Total Investments - 93.5%
	(Cost $19,449,095)*		$23,004,893
Other Assets & Liabilities, Net – 6.5%			1,601,240
	Net Assets – 100.0%		$24,606,133

PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$3,635,576
	Gross Unrealized Depreciation		(79,778)
	Net Unrealized Appreciation		$3,555,798

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs			Investments in Securities
Level 1 - Quoted Prices			$23,004,893
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total			$23,004,893

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 96.9%
Australia - 0.9%
30,900	BHP Billiton PLC, ADR			$1,818,774

Belgium - 1.2%
15,936	Solvay SA, Class A			2,389,818

Canada - 2.2%
85,437	Methanex Corp.			4,386,106

Finland - 3.6%
103,010	Caverion Corp. (a)			836,143
39,488	Kone Oyj, Class B			3,523,138
38,520	Konecranes Oyj			1,297,063
103,010	YIT Oyj			1,433,985
				7,090,329
France - 5.5%
19,265	Christian Dior SA			3,777,783
106,100	Etablissements Maurel et Prom			1,628,432
42,941	Imerys SA			2,998,167
40,616	Ipsos			1,526,438
62,939	Transgene SA (a)			851,471
				10,782,291
Germany - 9.8%
26,900	BASF SE			2,580,170
168,900	Deutsche Telekom AG			2,448,339
109,890	Freenet AG			2,658,869
37,600	Hannover Rueck SE			2,765,140
12,500	Muenchener Rueckversicherungs AG, Class R			2,442,741
77,500	Symrise AG			3,433,179
45,016	Wincor Nixdorf AG			2,811,140
				19,139,578
Hong Kong - 1.0%
2,196,000	Guangdong Investment, Ltd.			1,885,708

India - 0.9%
35,905	Infosys, Ltd., ADR			1,727,390

Ireland - 4.1%
106,501	CRH PLC			2,543,731
2,318,116	Greencore Group PLC			5,535,381
				8,079,112
Israel - 1.0%
52,800	Teva Pharmaceutical Industries, Ltd., ADR			1,994,784

Italy - 3.0%
114,389	Gtech Spa			3,271,441
307,950	Trevi Finanziaria Industriale SpA			2,564,236
				5,835,677
Japan - 5.2%
90,900	Asahi Group Holdings, Ltd.			2,384,975
64,800	KDDI Corp.			3,322,570
46,916	MEIJI Holdings Co., Ltd.			2,563,090
1,341,000	Showa Denko KK			1,814,466
				10,085,101
Norway - 1.2%
152,696	DNB Bank ASA			2,318,404

Republic Of South Korea - 1.7%
2,544	Samsung Electronics Co., Ltd.			3,236,000

South Africa - 1.2%
50,270	Sasol, Ltd.			2,397,929

Sweden - 5.1%
305,200	Duni AB, Class A			3,229,278
80,302	Investor AB, Class B			2,436,537
42,300	Loomis AB, Class B			931,341
78,200	Svenska Handelsbanken AB, Class A			3,344,979
				9,942,135
Switzerland - 1.5%
37,600	Novartis AG			2,889,589

Thailand - 0.9%
921,550	Thai Oil PCL			1,701,391

United Kingdom - 8.9%
507,902	Barratt Developments PLC (a)			2,537,442
349,918	BBA Aviation PLC			1,727,772
123,988	Bellway PLC			2,639,525
146,476	Persimmon PLC (a)			2,575,233
317,353	Rexam PLC			2,474,283
114,031	Standard Chartered PLC			2,733,999
1,727,422	Taylor Wimpey PLC			2,807,711
				17,495,965
United States - 38.0%
50,200	ALLETE, Inc.			2,424,660
185,050	Ameris Bancorp (a)			3,401,219
152,404	Astoria Financial Corp.			1,895,906
121,920	BNC Bancorp			1,626,413
62,400	Brookline Bancorp, Inc.			587,184
139,467	Brooks Automation, Inc.			1,298,438
37,851	Carter's, Inc.			2,872,512
169,774	Colony Bankcorp, Inc. (a)			993,178
62,200	Forest Laboratories, Inc. (a)			2,661,538
538,514	Frontier Communications Corp.			2,245,603
27,667	General Dynamics Corp.			2,421,416
94,038	Hewlett-Packard Co.			1,972,917
90,924	Independent Bank Corp.			3,245,987
112,063	International Bancshares Corp.			2,423,923
179,565	Mac-Gray Corp.			2,614,466
67,982	Marathon Oil Corp.			2,371,212
29,091	Marathon Petroleum Corp.			1,871,133
68,000	Microsoft Corp.			2,265,080
36,344	NextEra Energy, Inc.			2,913,335
27,200	Peoples Bancorp, Inc.			567,936
18,865	Praxair, Inc.			2,267,762
42,933	Quest Diagnostics, Inc.			2,652,830
65,124	Regal Entertainment Group, Class A			1,236,053
177,097	Southwest Bancorp, Inc. (a)			2,622,807
28,155	The Chubb Corp.			2,513,115
26,100	The JM Smucker Co.			2,741,544
121,400	The Western Union Co.			2,265,324
41,284	UnitedHealth Group, Inc.			2,956,347
129,700	Univest Corp. of Pennsylvania			2,444,845
33,351	Verizon Communications, Inc.			1,556,158
102,838	Webster Financial Corp.			2,625,454
36,600	WellPoint, Inc.			3,060,126
269,200	Xerox Corp.			2,770,068
				74,386,489
Total Common Stock
(Cost $157,982,131)				189,582,570

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$32,833	Middlesex Federal Savings Bank	0.50%	12/15/13	$32,833
32,683	Stoneham Savings Bank	1.00	11/24/13	32,683
Total Certificates of Deposit
(Cost $65,516)				65,516
Total Short-Term Investments
(Cost $65,516)				65,516
Total Investments - 96.9%
(Cost $158,047,647)*				$189,648,086
Other Assets & Liabilities, Net – 3.1%				6,049,943
Net Assets – 100.0%				$195,698,029

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation				$49,645,551
Gross Unrealized Depreciation				(18,045,112)
Net Unrealized Appreciation				$31,600,439

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$1,818,774	$-	$-	$1,818,774
Belgium	2,389,818	-	-	2,389,818
Canada	4,386,106	-	-	4,386,106
Finland	7,090,329	-	-	7,090,329
France	10,782,291	-	-	10,782,291
Germany	19,139,578	-	-	19,139,578
Hong Kong	1,885,708	-	-	1,885,708
India	1,727,390	-	-	1,727,390
Ireland	8,079,112	-	-	8,079,112
Israel	1,994,784	-	-	1,994,784
Italy	5,835,677	-	-	5,835,677
Japan	10,085,101	-	-	10,085,101
Norway	2,318,404	-	-	2,318,404
Republic Of South Korea	3,236,000	-	-	3,236,000
South Africa	2,397,929	-	-	2,397,929
Sweden	9,942,135	-	-	9,942,135
Switzerland	2,889,589	-	-	2,889,589
Thailand	-	1,701,391	-	1,701,391
United Kingdom	17,495,965	-	-	17,495,965
United States	74,386,489	-	-	74,386,489
Certificates of Deposit	-	65,516	-	65,516
Total Investments At Value	$187,881,179	$1,766,907	$-	$189,648,086

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 97.6%
Consumer Discretionary - 20.5%
40,490	AutoNation, Inc. (a)	$2,112,363
89,400	Comcast Corp., Class A	4,036,410
69,210	Delphi Automotive PLC	4,043,248
123,830	Imax Corp. (a)	3,744,619
100,930	Johnson Controls, Inc.	4,188,595
41,450	Starbucks Corp.	3,190,407
		21,315,642
Energy - 11.4%
44,361	Devon Energy Corp.	2,562,291
107,940	Marathon Oil Corp.	3,764,947
36,590	Schlumberger, Ltd.	3,233,093
63,675	The Williams Cos., Inc.	2,315,223
		11,875,554
Financials - 21.5%
53,580	ACE, Ltd.	5,012,945
60,985	Aon PLC	4,539,723
90,191	CIT Group, Inc. (a)	4,398,615
107,854	MetLife, Inc.	5,063,745
105,040	SunTrust Banks, Inc.	3,405,397
		22,420,425
Industrials - 10.4%
48,030	Pentair, Ltd.	3,119,068
91,010	Republic Services, Inc.	3,036,094
51,560	United Parcel Service, Inc., Class B	4,711,037
		10,866,199
Materials - 2.2%
38,620	Carpenter Technology Corp.	2,244,208

Pharmaceuticals, Biotechnology and Life Sciences - 10.2%
133,160	Amarin Corp PLC, ADR (a)	841,571
21,140	Celgene Corp. (a)	3,254,080
26,560	Gilead Sciences, Inc. (a)	1,669,031
52,900	Thermo Fisher Scientific, Inc.	4,874,735
		10,639,417
Software & Services - 14.6%
30,320	Citrix Systems, Inc. (a)	2,140,895
55,760	eBay, Inc. (a)	3,110,851
3,232	Google, Inc., Class A (a)	2,830,941
119,285	Microsoft Corp.	3,973,383
94,020	Oracle Corp.	3,118,644
		15,174,714
Technology Hardware & Equipment - 6.8%
8,105	Apple, Inc.	3,864,059
108,770	Trimble Navigation, Ltd. (a)	3,231,556
		7,095,615
Total Common Stock
(Cost $75,125,483)		101,631,774

Money Market Funds - 2.4%
2,474,855	Fidelity Institutional Cash Money Market Fund, 0.04% (b) (Cost $2,474,855)	2,474,855
Total Investments - 100.0%
(Cost $77,600,338)*		$104,106,629
Other Assets & Liabilities, Net – 0.0%		11,974
Net Assets – 100.0%		$104,118,603

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$26,993,482
Gross Unrealized Depreciation		(487,191)
Net Unrealized Appreciation		$26,506,291

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs		Investments in Securities
Level 1 - Quoted Prices		$101,631,774
Level 2 - Other Significant Observable Inputs		2,474,855
Level 3 - Significant Unobservable Inputs		-
Total		$104,106,629

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 8, 2013